Provisions	12 Months Ended
Dec. 31, 2019
Provisions
Provisions

20 Provisions

					Loss
					adjustments
	Provisions			Provisions	and
	for site			for	actuarial		Provisions
	restoration,			taxes	provisions	Provisions	for	Provisions	Provisions
	abandonment		Provisions	other than	for Eni’s	for	OIL	for	for
	and social	Environmental	for	income	insurance	losses on	insurance	redundancy	disposal and
(€ million)	projects	provisions	litigations	taxes	companies	investments	cover	incentives	restructuring	Other	Total
Carrying amount at December 31, 2018	6,777	2,595	824	180	327	204	130	108	66	415	11,626
New or increased provisions		354	165	38	173	65		2	2	411	1,210
Initial recognition and changes in estimates	2,074										2,074
Accretion discount	247	7	(2)							3	255
Reversal of utilized provisions	(313)	(299)	(43)	(24)	(175)			(11)	(12)	(51)	(928)
Reversal of unutilized provisions	(7)	(25)	(105)				(19)	(29)	(10)	(7)	(202)
Currency translation differences	112		13	8		2				4	139
Other changes	46	(30)	(2)	(3)	8	(83)	2			(6)	(68)
Carrying amount at December 31, 2019	8,936	2,602	850	199	333	188	113	70	46	769	14,106

Provisions for site restoration, abandonment and social projects include the present value of the estimated costs that the Company expects to incur for decommissioning oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration of the Exploration & Production segment for €8,411 million. Initial recognitions and changes in estimates of €2,074 million were mainly driven by a decrease in the discount rate curve and to a lesser extent by the recognition of new decommissioning obligations due to the activity of the year. The unwinding of discount recognized through profit and loss for €247 million was determined based on discount rates ranging from -0.1% to 6.1% (from -0.2% to 6.1% at December 31, 2018). Main expenditures associated with decommissioning operations are expected to be incurred over a 45‑year period.

Provisions for environmental risks included the estimated costs for environmental clean-up and remediation of soil and groundwater in areas owned or under concession where the Group performed in the past industrial operations that were progressively divested, shut down, dismantled or restructured. The provision was accrued because at the balance sheet date there is a legal or constructive obligation for Eni to carry out environmental clean-up and remediation and the expected costs can be estimated reliably. The provision included the expected charges associated with strict liability related to obligations of cleaning up and remediating polluted areas that met the parameters set by the law at the time when the pollution occurred but presently are no more in compliance with current environmental laws and regulations, or because Eni assumed the liability borne by other operators when the Company acquired or otherwise took over site operations. Those environmental provisions are recognized when an environmental project is approved by or filed with the relevant administrative authorities or a constructive obligation has arisen whereby the Company commits itself to performing certain cleaning-up and restoration projects and a reliable cost estimation is available. At December 31, 2019, environmental provision primarily related to Eni Rewind SpA (former Syndial SpA) for €1,930 million and to the Refining & Marketing business line for €416 million which includes the costs of restoration and environmental remediation as a part of the Memorandum of Understanding signed between Eni and the Ministry for the Environment in December 2019.

Litigation provisions comprised expected liabilities associated with legal proceedings and other matters arising from contractual claims, including arbitrations, fines and penalties due to antitrust proceedings and administrative matters. These provisions represent the Company’s best estimate of the expected and probable liabilities associated with ongoing litigation and related to the Exploration & Production segment for €723 million.

Provisions for taxes other than income taxes related to the estimated losses that the Company expects to incur to settle uncertain tax matters and tax claims pending with tax authorities in relation to uncertainties in applying rules in force for foreign subsidiaries of the Exploration & Production segment for €169 million.

Loss adjustments and actuarial provisions of Eni’s insurance company Eni Insurance DAC represented the estimated liabilities accrued on the basis for third party claims. Against such liability was recorded receivables of €162 million recognized towards insurance companies for reinsurance contracts.

Provisions for losses on investments included provisions relating to investments whose loss exceeds the equity and primarily related to Industria Siciliana Acido Fosforico — ISAF — SpA (in liquidation) for €131 million.

Provisions for the OIL mutual insurance scheme included the estimated future increase of insurance premiums which will be charged to Eni in the next five years and that were accrued at the reporting date because of the effective accident rate occurred in past reporting periods.

Provisions for redundancy incentives were recognized mainly due to a restructuring program involving the Italian personnel related to past reporting periods.